Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000002471 | 38556837Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002471 | 38556603Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002471 | 38556846NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002471 | 38556614Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002471 | 38556625Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002471 | 38556972Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002471 | 38556792Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002471 | 38556728Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002471 | 38556718Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002471 | 38556824Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002471 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002471 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000002471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000002471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000002471 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000102327 | 38556837Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000102327 | 38556603Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000102327 | 38556846NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000102327 | 38556614Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000102327 | 38556625Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102327 | 38556972Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102327 | 38556792Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102327 | 38556728Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102327 | 38556718Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102327 | 38556824Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102327 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102327 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102327 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000102327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000102327 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000102327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000102327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000102327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000255731 | 38618764Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255731 | 38618985Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000255731 | 38618781Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000255731 | 38619002NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000255731 | 38618884Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000255731 | 38618809Applied Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000255731 | 38619091Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255731 | 38618900Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255731 | 38619036Salesforce Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255731 | 38618941Intercontinental Exchange Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255731 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255731 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000255731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000255731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000255731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000255731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000255732 | 38619088Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255732 | 38619132AstraZeneca plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000255732 | 38619170CBRE Group Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255732 | 38619293S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255732 | 38619186Cummins Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255732 | 38619232JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255732 | 38619413Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255732 | 38619464Brookfield Renewable Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255732 | 38619336Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255732 | 38619307The Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255732 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255732 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255732 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255732 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255732 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000255732 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000255732 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000255732 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000255732 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000255732 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000255732 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%